Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 6,330,431	$ 7,649,129	$ 3,846,470
Debt products			3,058,041
Accounts receivable	287,436	67,940	202,183
Loan and interest receivables	983,699
Other receivables and prepayments	41,068	55,925	50,306
Loan to a related company			186,796
Total current assets	7,642,634	7,772,994	7,343,796
NON-CURRENT ASSETS
Plant and equipment, net	202,431	281,448	355,609
Operating lease right-of-use assets, net	93,387	146,698	25,615
Total non-current assets	295,818	428,146	381,224
TOTAL ASSETS	7,938,452	8,201,140	7,725,020
CURRENT LIABILITIES
Accounts payable		115,833
Other payables and accrued liabilities	225,119	402,158	618,508
Contract liabilities		216,142
Receipt in advance		5,161	50,369
Operating lease liabilities, current	51,119	59,370	29,933
Tax payables	133,931	39,545	595,338
Amount due to a shareholder			53,000
Amount due to a director	167,935	171,443	51,309
Borrowings			128,996
Total current liabilities	578,104	1,009,652	1,527,453
NON-CURRENT LIABILITY
Deferred tax liabilities	297,200	342,546	626,546
Operating lease liabilities, non-current	42,269	87,328
Total non-current liabilities	339,469	429,874	626,546
TOTAL LIABILITIES	917,573	1,439,526	2,153,999
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Preferred stock value
Common stock value	170,118	170,118	170,118
Additional paid-in capital	6,453,048	6,453,048	6,453,048
Statutory reserves	65,911	65,911	65,911
Retained earnings (accumulated deficit)	267,621	(357,403)	(1,443,803)
Accumulated other comprehensive income	64,181	429,940	325,747
Total stockholders’ equity	7,020,879	6,761,614	5,571,021
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 7,938,452	$ 8,201,140	$ 7,725,020